UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of August 31, 2015 (Unaudited)

Gateway International Fund

Shares	Description	Value (†)
Common Stocks* – 93.8% of Net Assets
	Australia – 6.3%
5,699	Amcor Ltd.(b)	$55,644
8,107	Aurizon Holdings Ltd.(b)	28,599
3,808	Australia & New Zealand Banking Group Ltd.(c)(d)	75,737
3,047	BHP Billiton Ltd.(c)(d)	55,814
6,670	Brambles Ltd.(b)	46,688
1,967	Commonwealth Bank of Australia(c)(d)	105,090
86	Commonwealth Bank of Australia, Rights(e)	216
833	CSL Ltd.(b)	54,291
2,954	National Australia Bank Ltd.(c)(d)	65,500
2,478	Newcrest Mining Ltd.(b)(e)	19,772
2,348	Orica Ltd.(b)	26,494
1,249	Origin Energy Ltd.(b)	7,328
4,042	QBE Insurance Group Ltd.(b)	37,956
729	Rio Tinto Ltd.(b)	26,145
3,047	South32 Ltd.(b)(e)	3,289
4,637	Suncorp Group Ltd.(b)	42,315
1,717	Wesfarmers Ltd.(b)	49,651
1,055	Woodside Petroleum Ltd.(b)	24,282
2,056	Woolworths Ltd.(b)	38,599

		763,410

	Euro Zone – 29.9%
1,047	Accor S.A.(b)	49,575
601	Air Liquide S.A.(c)(d)	71,925
868	Airbus Group SE(b)	56,519
689	Allianz SE, (Registered)(c)(d)	109,780
801	Alstom S.A.(b)(e)	24,825
1,255	Anheuser-Busch InBev SA/NV(c)(d)	136,881
589	ASML Holding NV(b)	53,721
2,532	AXA S.A.(b)	63,779
9,746	Banco Bilbao Vizcaya Argentaria S.A.(c)(d)	90,158
22,084	Banco Santander S.A.(c)(d)	134,814
1,126	BASF SE(c)(d)	90,471
1,047	Bayer AG, (Registered)(c)(d)	141,509
505	Bayerische Motoren Werke AG(b)	46,415
1,032	BNP Paribas S.A.(c)(d)	65,006
951	Bouygues S.A.(b)	36,215
107	Casino Guichard Perrachon S.A.(b)	6,759
151	Continental AG(b)	31,983
1,315	Daimler AG, (Registered)(c)(d)	105,403
704	Danone(b)	43,615
1,792	Deutsche Bank AG, (Registered)(b)	52,652
2,135	Deutsche Post AG(b)	58,654
4,418	Deutsche Telekom AG(b)	75,365
2,318	E.ON AG(b)	26,195
432	Electricite de France S.A.(b)	9,319
13,275	Enel SpA(b)	59,694
1,859	ENI SpA(c)(d)	30,685
74,323	Governor & Co. of the Bank of Ireland (The)(b)(e)	29,188

Shares	Description	Value (†)
Common Stocks* – continued
	Euro Zone – continued
28	Hermes International(b)	$9,935
5,373	ING Groep NV(c)(d)	82,328
21,766	Intesa Sanpaolo SpA(b)	79,193
1,087	Kone OYJ, Class B(b)	42,908
308	Koninklijke DSM NV(b)	16,179
924	Koninklijke Philips NV(b)	23,745
793	Legrand S.A.(b)	45,659
453	Linde AG(b)	78,614
407	LVMH Moet Hennessy Louis Vuitton SE(b)	67,741
7,369	Nokia OYJ(b)	46,233
2,872	Orange S.A.(b)	45,421
536	OSRAM Licht AG(b)	28,291
534	Pernod-Ricard S.A.(b)	55,997
1,326	Proximus(b)	47,564
440	Sampo OYJ, A Shares(b)	21,197
1,312	Sanofi(c)(d)	129,051
861	SAP SE(c)(d)	57,747
700	Schneider Electric SE(b)	44,122
1,720	SCOR SE(b)	60,540
1,549	SES S.A.(b)	45,956
949	Siemens AG, (Registered)(c)(d)	94,068
13,772	Snam SpA(b)	67,279
809	Societe Generale S.A.(b)	39,308
649	Sodexo S.A.(b)	56,993
48,700	Telecom Italia SpA(b)	48,805
7,369	Telefonica S.A.(c)(d)	103,847
699	Thales S.A.(b)	48,153
2,212	ThyssenKrupp AG(b)	47,816
1,891	Total S.A.(c)(d)	87,187
831	Umicore S.A.(b)	33,160
8,666	UniCredit SpA(b)	56,524
2,553	Unilever NV(c)(d)	102,310
659	Vinci S.A.(b)	42,389
230	Volkswagen AG(b)	42,893

		3,600,258

	Hong Kong – 3.4%
20,356	AIA Group Ltd.(b)	112,469
16,205	Bank of China Ltd., Class H(b)	7,381
3,247	Cheung Kong Property Holdings Ltd.(b)(e)	22,870
3,247	CK Hutchison Holdings Ltd.(b)	43,247
6,567	CLP Holdings Ltd.(b)	54,437
3,584	CNOOC Ltd.(b)	4,492
1,680	Galaxy Entertainment Group Ltd.(b)	5,382
2,759	Hang Seng Bank Ltd.(b)	49,073
1,456	Hong Kong Exchanges & Clearing Ltd.(b)	34,203
1,084	Tencent Holdings Ltd.(b)	18,154
9,346	Wharf Holdings Ltd. (The)(b)	52,664

		404,372

	Japan – 22.1%
2,135	Advantest Corp.(b)	17,110
1,407	Asahi Group Holdings Ltd.(b)	46,333

Shares	Description	Value (†)
Common Stocks* – continued
	Japan – continued
3,700	Astellas Pharma, Inc.(b)	$54,725
1,209	Bridgestone Corp.(b)	40,426
1,647	Canon, Inc.(c)(d)	50,179
2,120	Coca-Cola West Co. Ltd.(b)	43,574
986	Credit Saison Co. Ltd.(b)	19,702
2,611	Daiichi Sankyo Co. Ltd.(b)	50,251
736	Daikin Industries Ltd.(b)	43,728
970	Denso Corp.(b)	43,279
705	Dentsu, Inc.(b)	36,091
490	Eisai Co. Ltd.(b)	33,381
155	FANUC Corp.(c)(d)	25,102
54	Fast Retailing Co. Ltd.(b)	21,889
765	FUJIFILM Holdings Corp.(b)	31,359
1,200	Hamamatsu Photonics KK(b)	29,665
11,781	Hankyu Hanshin Holdings, Inc.(b)	70,654
1,684	Hitachi Construction Machinery Co. Ltd.(b)	24,372
6,589	Hitachi Ltd.(b)	36,945
1,840	Honda Motor Co. Ltd.(c)(d)	57,876
1,530	Idemitsu Kosan Co. Ltd.(b)	26,327
1,352	Japan Tobacco, Inc.(b)	48,049
245	JGC Corp.(b)	3,574
1,642	JTEKT Corp.(b)	23,052
6,125	Kaneka Corp.(b)	49,548
1,268	Kao Corp.(b)	57,913
2,700	KDDI Corp.(b)	66,997
1,708	Keikyu Corp.(b)	13,713
1,066	Komatsu Ltd.(b)	17,653
1,538	Konami Corp.(b)	33,753
2,397	Kurita Water Industries Ltd.(b)	49,686
443	Lawson, Inc.(b)	31,611
2,859	Mitsubishi Corp.(b)	53,115
1,106	Mitsubishi Estate Co. Ltd.(b)	23,791
17,735	Mitsubishi UFJ Financial Group, Inc.(b)	116,983
7,817	Mitsubishi UFJ Lease & Finance Co. Ltd.(b)	37,642
2,790	Mitsui & Co. Ltd.(b)	36,280
1,304	Mitsui Fudosan Co. Ltd.(b)	36,132
8,848	Nomura Holdings, Inc.(b)	55,505
1,039	NTT Data Corp.(b)	49,954
2,415	NTT DOCOMO, Inc.(b)	50,652
5,410	Panasonic Corp.(b)	59,248
3,592	Ricoh Co. Ltd.(b)	35,019
417	Secom Co. Ltd.(b)	26,671
1,583	Seven & I Holdings Co. Ltd.(b)	68,836
507	Shin-Etsu Chemical Co. Ltd.(b)	27,815
1,429	Shionogi & Co. Ltd.(b)	55,986
1,107	SoftBank Group Corp.(c)(d)	64,409
2,274	Sony Corp.(b)(e)	58,637
2,242	Sumitomo Corp.(b)	23,779
1,794	Sumitomo Metal Mining Co. Ltd.(b)	22,773
932	Sumitomo Realty & Development Co. Ltd.(b)	31,470
1,172	Suzuki Motor Corp.(b)	39,797
1,282	Taiyo Nippon Sanso Corp.(b)	15,673
1,097	Takeda Pharmaceutical Co. Ltd.(b)	53,813

Shares	Description	Value (†)
Common Stocks* – continued
	Japan – continued
597	TDK Corp.(b)	$37,040
1,300	Terumo Corp.(b)	35,458
545	Tokyo Electron Ltd.(c)(d)	28,675
975	Toyo Suisan Kaisha Ltd.(b)	36,503
2,913	Toyota Motor Corp.(c)(d)	172,176
1,701	Toyota Tsusho Corp.(b)	39,137
1,158	Trend Micro, Inc.(b)	41,136
1,826	Yamato Holdings Co. Ltd.(b)	35,550

		2,668,172

	Sweden – 3.4%
2,077	Atlas Copco AB, A Shares(b)	52,297
1,992	Hennes & Mauritz AB, Series B(b)	76,488
1,132	Hexagon AB, B Shares(b)	36,428
3,599	Nordea Bank AB(b)	42,496
1,604	Svenska Cellulosa AB SCA, B Shares(b)	45,622
3,594	Svenska Handelsbanken AB, A Shares(b)	53,608
1,914	Swedbank AB, A Shares(b)	43,661
2,496	Telefonaktiebolaget LM Ericsson, Class B(b)	24,329
2,979	Volvo AB, B Shares(b)	32,350

		407,279

	Switzerland – 9.7%
2,421	ABB Ltd., (Registered)(c)(d)	46,755
446	Aryzta AG(b)	22,861
66	Baloise Holding AG, (Registered)(b)	8,072
2,308	Credit Suisse Group AG, (Registered)(b)	62,125
458	Kuehne & Nagel International AG, (Registered)(b)	60,967
3,226	Nestle S.A., (Registered)(c)(d)	237,649
2,439	Novartis AG, (Registered)(c)(d)	238,012
760	Roche Holding AG(c)(d)	206,890
425	Schindler Holding AG(b)	65,085
230	Sonova Holding AG, (Registered)(b)	29,875
146	Sulzer AG, (Registered)(b)	14,885
510	Swatch Group AG (The), (Registered)(b)	37,728
132	Swiss Life Holding AG, (Registered)(b)	30,894
1,834	Transocean Ltd.(b)	25,199
3,994	UBS Group AG(b)	82,618

		1,169,615

	United Kingdom – 19.0%
1,505	Anglo American PLC(b)	16,865
871	Associated British Foods PLC(b)	42,456
1,465	AstraZeneca PLC(c)(d)	91,400
7,033	Aviva PLC(b)	51,781
1,057	Babcock International Group PLC(b)	15,581
18,174	Barclays PLC(b)	72,220
3,284	BG Group PLC(c)(d)	49,843
1,943	BHP Billiton PLC(c)(d)	34,159
20,935	BP PLC(c)(d)	116,038
1,945	British American Tobacco PLC(c)(d)	102,993
13,827	BT Group PLC(b)	92,243
3,148	Bunzl PLC(b)	83,297

Shares	Description	Value (†)
Common Stocks* – continued
	United Kingdom – continued
7,112	Centrica PLC(b)	$26,334
944	Croda International PLC(b)	41,651
2,610	Diageo PLC(c)(d)	69,157
4,912	GlaxoSmithKline PLC(c)(d)	100,291
14,581	Glencore PLC(b)	32,913
18,752	HSBC Holdings PLC(c)(d)	148,210
1,390	Indivior PLC(b)(e)	4,767
67,274	Lloyds Banking Group PLC(b)	79,294
3,273	Meggitt PLC(b)	23,805
9,577	National Grid PLC(c)(d)	126,183
601	Next PLC(b)	72,769
10,341	Old Mutual PLC(b)	31,471
3,301	Prudential PLC(c)(d)	71,243
879	Reckitt Benckiser Group PLC(b)	77,013
1,010	Rio Tinto PLC(c)(d)	36,876
6,182	Royal Dutch Shell PLC, A Shares(c)(d)	161,055
1,048	SABMiller PLC(b)	48,750
845	Shire PLC(b)	65,350
1,943	South32 Ltd.(b)(e)	2,060
3,352	Standard Chartered PLC(b)	39,052
10,156	Tesco PLC(b)	29,477
1,385	Unilever PLC(c)(d)	55,545
23,937	Vodafone Group PLC(b)	82,426
4,835	WPP PLC(c)(d)	99,530

		2,294,098

	Total Common Stocks (Identified Cost $9,914,955)	11,307,204

Purchased Options(f) – 0.7%
	Options on Securities – 0.7%
34,600	On iShares® MSCI EAFE ETF, Put expiring October 16, 2015 at 50	7,785
45,000	On iShares® MSCI EAFE ETF, Put expiring October 16, 2015 at 58	52,650
29,800	On iShares® MSCI EAFE ETF, Put expiring November 20, 2015 at 53	20,860

	Total Purchased Options (Identified Cost $64,094)	81,295

Principal Amount
Short-Term Investments – 6.3%
$758,134	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2015 at 0.010% to be repurchased at $758,134 on 9/01/2015 collateralized by $765,000 U.S. Treasury Note, 2.000% due 5/31/2021 valued at $776,475 including accrued interest(g) (Identified Cost $758,134)	758,134

	Total Investments – 100.8% (Identified Cost $10,737,183)(a)	12,146,633
	Other assets less liabilities – (0.8)%	(96,783)

	Net Assets – 100.0%	$12,049,850

Shares	Description	Value (†)
Written Options(f) – (1.8%)
	Options on Securities – (1.8%)
20,100	On iShares® MSCI EAFE ETF, OTC Call expiring September 04, 2015 at 65.5000(h)	$—
49,500	On iShares® MSCI EAFE ETF, OTC Call expiring September 18, 2015 at 58(h)	(120,450)
28,000	On iShares® MSCI EAFE ETF, OTC Call expiring September 18, 2015 at 59(h)	(47,208)
22,200	On iShares® MSCI EAFE ETF, OTC Call expiring September 18, 2015 at 62(h)	(5,863)
33,400	On iShares® MSCI EAFE ETF, OTC Call expiring September 25, 2015 at 61.5000(h)	(17,937)
33,100	On iShares® MSCI EAFE ETF, OTC Call expiring October 16, 2015 at 62(h)	(23,702)

	Total Written Options (Premiums Received $255,573)	$(215,160)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Over-the-counter (“OTC”) options on exchange-traded funds (“ETFs”) are valued at the mid price (between the bid price and the ask price) supplied by an independent pricing service, if available. Options on ETFs not priced through an independent pricing service are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

At August 31, 2015, approximately 93% of the market value of investments were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities or options.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

*	Common stocks are grouped by geographical regions that correspond to the markets underlying the iShares MSCI EAFE ETFs on which the Fund writes call options and buys put options.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At August 31, 2015, the net unrealized appreciation on investments based on a cost of $10,737,183 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,092,038
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(682,588)

Net unrealized appreciation	$1,409,450

At November 30, 2014, the Fund had a short-term capital loss carryforward of $3,900,053 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	All of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(c)	A portion of this security has been designated to cover the Fund’s obligations under open outstanding call options.
(d)	A portion of this security has been pledged as collateral for outstanding call options.
(e)	Non-income producing security.
(f)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.
(g)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(h)	Counterparty is UBS AG.
ETF	Exchange-Traded Fund
OTC	Over-the-Counter

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$216	$763,194	$—	$763,410
Euro Zone	—	3,600,258	—	3,600,258
Hong Kong	—	404,372	—	404,372
Japan	—	2,668,172	—	2,668,172

Sweden	—	407,279	—	407,279
Switzerland	—	1,169,615	—	1,169,615
United Kingdom	4,767	2,289,331	—	2,294,098

Total Common Stocks	4,983	11,302,221	—	11,307,204

Purchased Options*	81,295	—	—	81,295
Short-Term Investments	—	758,134	—	758,134

Total	$86,278	$12,060,355	$—	$12,146,633

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(215,160)	$—	$(215,160)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $93,523 was transferred from Level 1 to Level 2 during the period ended August 31, 2015. At November 30, 2014, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies. At August 31, 2015, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include options contracts.

The Fund seeks to capture the majority of the returns associated with international developed market equity investments, while exposing investors to less risk than such investments generally. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks of non-U.S. companies, including, but not limited to, Australia, the United Kingdom, the Euro Zone, Hong Kong, Japan and Switzerland, while also writing call options and buying put options on one or more non-U.S. equity indices, including options on ETFs that seek to replicate the performance of such indices. Writing call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. Buying put options can protect the Fund from a significant market decline that may occur over a short period of time. The value of a put option generally increases as stock prices (and the value of the index or ETF) decrease and decreases as those stocks (and the index or ETF) increase in price. The Fund typically sells call options and buys put options on market indices or index-tracking ETFs that represent a significant portion of the capitalization in each of the markets in international developed equity markets. The combination of the diversified stock portfolio, the steady cash flow from writing call options and the downside protection from purchased put options is intended to provide the Fund with the majority of the returns associated with international developed equity market investments while exposing investors to less risk than other such investments. During the period ended August 31, 2015, the Fund used written call options and purchased put options in accordance with this objective.

The following is a summary of derivative instruments for the Fund, as of August 31, 2015:

Assets	Investments at value[1]
Exchange-traded/cleared asset derivatives Equity contracts	$81,295

Liabilities	Options written at value
Over-the-counter liability derivatives Equity contracts	$(215,160)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including options, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of August 31, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(215,160)	$3,179,589

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of August 31, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$3,179,589	$2,964,429

Subsequent Event

On September 10, 2015, the Board of Trustees approved the liquidation of Gateway International Fund. It is expected that the sale of the Fund’s assets and the corresponding liquidating distributions to shareholders will be completed on or about November 12, 2015.

Industry Summary at August 31, 2015 (Unaudited)

Banks	12.2%
Pharmaceuticals	10.2
Insurance	5.3
Oil, Gas & Consumable Fuels	4.2
Automobiles	3.9
Chemicals	3.7
Diversified Telecommunication Services	3.4
Beverages	3.3
Food Products	3.2
Machinery	2.9
Metals & Mining	2.5
Wireless Telecommunication Services	2.2
Capital Markets	2.1
Other Investments, less than 2% each	35.4
Short-Term Investments	6.3

Total Investments	100.8
Other assets less liabilities (including open written options)	(0.8)

Net Assets	100.0%

Country of Risk Summary at August 31, 2015 (Unaudited)

Japan	22.1%
United Kingdom	16.9
Switzerland	9.8
France	9.6
Germany	9.0
Australia	6.4
Netherlands	3.7
Sweden	3.4
Hong Kong	3.1
Italy	2.8
Spain	2.7
Other Investments, less than 2% each	5.0
Short-Term Investments	6.3

Total Investments	100.8
Other assets less liabilities (including open written options)	(0.8)

Net Assets	100.0%

Currency Exposure Summary at August 31, 2015 (Unaudited)

Euro	29.9%
Japanese Yen	22.1
British Pound	19.0
Swiss Franc	9.7
United States Dollar	7.0
Australian Dollar	6.3
Swedish Krona	3.4
Hong Kong Dollar	3.4

Total Investments	100.8
Other assets less liabilities (including open written options)	(0.8)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 21, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	October 21, 2015